SHORT-TERM INVESTMENTS	9 Months Ended
Sep. 30, 2017
Subclassifications of assets, liabilities and equities [abstract]
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

	September 30, 2017	December 31, 2016
Money market funds[1]	$224.3	$—
Other	2.7	—
	$227.0	$—

1	Money market funds are comprised of short-term fund investments with redemption notice periods of 95 or 185 days.